                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



FORM N-Q
--------

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-4413

Exact name of registrant as specified in charter:      Delaware Group Equity
                                                       Funds IV

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 Richelle S. Maestro, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               September 30

Date of reporting period:                              June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)


DELAWARE GROWTH OPPORTUNITIES FUND
----------------------------------

June 30, 2005
                                                                                                        NUMBER OF         MARKET
                                                                                                        SHARES            VALUE
COMMON STOCK- 94.67%
Basic Industry/Capital Goods - 5.16%
Graco                                                                                                    217,300         $7,403,411
+Mettler-Toledo International                                                                            225,100         10,485,158
Rowan                                                                                                    357,100         10,609,441
                                                                                                                        -----------
                                                                                                                         28,498,010
                                                                                                                        -----------
Business Services - 11.70%
Certegy                                                                                                  304,400         11,634,168
+Dun & Bradstreet                                                                                        124,000          7,644,600
Expeditors International Washington                                                                      211,200         10,519,872
+Fisher Scientific International                                                                         184,700         11,987,030
National Financial Partners                                                                              225,100          8,810,414
Robert Half International                                                                                453,800         11,331,386
*+XM Satellite Radio Holdings Class A                                                                     80,000          2,692,800
                                                                                                                        -----------
                                                                                                                         64,620,270
                                                                                                                        -----------
Consumer Durables - 2.11%
Centex                                                                                                   165,000         11,660,550
                                                                                                                        -----------
                                                                                                                         11,660,550
                                                                                                                        -----------
Consumer Non-Durables - 14.08%
Dollar General                                                                                           279,400          5,688,584
Michaels Stores                                                                                          240,300          9,941,211
Nordstrom                                                                                                315,900         21,471,723
Staples                                                                                                  620,400         13,226,928
+Starbucks                                                                                               124,100          6,411,006
*+Urban Outfitters                                                                                       230,100         13,044,369
*+Williams-Sonoma                                                                                        201,200          7,961,484
                                                                                                                        -----------
                                                                                                                         77,745,305
                                                                                                                        -----------
Consumer Services - 9.13%
*+Cheesecake Factory                                                                                     161,200          5,598,476
Marriott International Class A                                                                           241,200         16,454,664
*Royal Caribbean Cruises                                                                                 243,200         11,761,152
Starwood Hotels & Resorts Worldwide                                                                      282,800         16,563,596
                                                                                                                        -----------
                                                                                                                         50,377,888
                                                                                                                        -----------
Financial - 9.68%
*+Affiliated Managers Group                                                                              136,000          9,292,880
Lehman Brothers Holdings                                                                                 117,600         11,675,328
PartnerRe                                                                                                137,100          8,831,982
Sovereign Bancorp                                                                                        688,100         15,372,154
*UnumProvident                                                                                           451,100          8,264,152
                                                                                                                        -----------
                                                                                                                         53,436,496
                                                                                                                        -----------
Health Care - 18.71%
*+Amylin Pharmaceuticals                                                                                 515,400         10,787,322
+Barr Pharmaceuticals                                                                                    175,550          8,556,307
+Caremark Rx                                                                                             223,100          9,932,412
+Cytyc                                                                                                   344,000          7,588,640
+Genzyme                                                                                                 100,200          6,021,018
+Gilead Sciences                                                                                         256,700         11,292,233
*+Invitrogen                                                                                             159,100         13,251,439
+Medco Health Solutions                                                                                  186,500          9,951,640
*Medicis Pharmaceutical Class A                                                                          193,500          6,139,755
*+MGI Pharma                                                                                             285,700          6,216,832
*+Neurocrine Biosciences                                                                                 184,400          7,755,864
+Sepracor                                                                                                 96,000          5,760,960
                                                                                                                        -----------
                                                                                                                        103,254,422
                                                                                                                        -----------
Technology - 24.10%
+Amdocs                                                                                                  353,100          9,332,433
ASML Holding                                                                                             355,200          5,562,432
+Broadcom Class A                                                                                        291,000         10,333,410

+Cadence Design Systems                                                                                  395,200          5,398,432
*+Check Point Software Technology                                                                        446,700          8,844,660
+Citrix Systems                                                                                          460,000          9,963,600
+Juniper Networks                                                                                        507,000         12,766,260
+Lam Research                                                                                            235,300          6,809,582
Linear Technology                                                                                        385,400         14,140,326
+Marvell Technology Group                                                                                173,700          6,607,548
+Mercury Interactive                                                                                     114,300          4,384,548
+Network Appliance                                                                                       181,300          5,125,351
+NII Holdings Class B                                                                                    103,400          6,611,396
+PMC-Sierra                                                                                              262,800          2,451,924
*Satyam Computer Services ADR                                                                            395,600         10,285,600
+VeriSign                                                                                                210,800          6,062,608
+Zebra Technologies Class A                                                                              190,600          8,346,374
                                                                                                                        -----------
                                                                                                                        133,026,484
                                                                                                                        -----------
TOTAL COMMON STOCK (cost $423,633,654)                                                                                  522,619,425
                                                                                                                        ===========

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS - 5.23%
With BNP Paribas 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $18,076,356,
collateralized by $1,723,000 U.S. Treasury
Bills due 7/7/05, market value $1,721,727,
$3,349,000 U.S. Treasury Bills due 8/18/05,
market value $3,335,442, $1,782,000 U.S. Treasury
Bills due 9/15/05, market value $1,770,248,
$7,547,000 Treasury Bills due 12/29/05,
market value $7,424,224, $1,107,000 U.S. Treasury
Notes 1.875% due 1/31/06, market value $1,106,006,
$503,000 U.S. Treasury Notes 2.00% due
5/15/06, market value $497,958, $1,767,000
U.S. Treasury Notes 3.375% due 2/15/08, market
value $1,775,728 and $805,000 U.S. Treasury
Notes 3.50% due 11/15/06, market value $807,708)                                                     $18,075,000         18,075,000

With UBS Warburg 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $10,817,811,
collateralized by $3,773,000 U.S. Treasury Bills due
10/13/05, market value $3,739,271, $999,000
U.S. Treasury Bills due 12/22/05, market value
$983,793 and $6,289,000 U.S. Treasury Notes
2.00% due 8/31/05, market value $6,318,251)                                                           10,817,000         10,817,000
                                                                                                                        -----------
TOTAL REPURCHASE AGREEMENTS (cost $28,892,000)                                                                           28,892,000
                                                                                                                        ===========


TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 99.90%
   (cost $452,525,654)                                                                                                  551,511,425
                                                                                                                        ===========

SECURITIES LENDING COLLATERAL**- 15.21%
Short-Term Investments
Abbey National 3.13% 1/13/06                                                                            1,824,349         1,825,091
Australia New Zealand 3.28% 7/31/06                                                                     2,465,324         2,465,324
Bank of New York 3.16% 4/4/06                                                                           1,972,259         1,972,259
Bank of the West 3.11% 3/2/06                                                                           2,465,236         2,465,324
Barclays London 3.10% 7/21/05                                                                           2,465,479         2,465,355
Bayerische Landesbank 3.29% 7/31/06                                                                     2,464,788         2,465,324
Bear Stearns
   3.14% 1/17/06                                                                                          493,053           493,316
   3.22% 1/3/06                                                                                         2,464,336         2,465,324
Beta Finance 3.33% 4/18/06                                                                              2,465,492         2,465,078
Citigroup Global Markets
   3.48% 7/1/05                                                                                        22,846,708        22,846,708
   3.51% 7/7/05                                                                                         2,761,163         2,761,163
Credit Suisse First Boston New York
   3.24% 4/18/06                                                                                        2,662,550         2,662,550
   3.49% 12/29/05                                                                                         517,613          517,738
Deutsche Bank London 3.10% 7/11/05                                                                      1,972,318         1,972,259
Goldman Sachs 3.58% 6/30/06                                                                             2,711,043         2,711,857
Lehman Holdings 3.52% 12/23/05                                                                          2,465,253         2,466,801

Marshall & Ilsley Bank 3.44% 12/29/05                                                                   2,465,465         2,465,398
Merrill Lynch Mortgage Capital 3.54% 7/12/05                                                            2,465,324         2,465,324
Morgan Stanley
   3.34% 7/31/06                                                                                          492,583           493,065
   3.62% 6/30/06                                                                                          246,582           246,532
National City Bank 3.31% 1/23/06                                                                        2,810,621         2,810,621
Pfizer 3.12% 7/31/06                                                                                    2,366,711         2,366,711
Proctor & Gamble 3.34% 7/31/06                                                                          2,465,324         2,465,324
Royal Bank of Scotland 3.24% 7/31/06                                                                    2,465,592         2,465,324
Sigma Finance 3.09% 9/30/05                                                                             2,317,280         2,317,212
Sun Trust Bank 3.27% 8/5/05                                                                             1,232,646         1,232,594
Wal Mart Funding 3.33% 8/22/05                                                                          2,216,783         2,206,143
Washington Mutual Bank 3.10% 7/8/05                                                                     2,465,370         2,465,324
Wells Fargo 3.19% 7/31/06                                                                               2,465,324         2,465,324
Wilmington Trust Company 3.25% 8/9/05                                                                   2,465,419         2,465,345
TOTAL SECURITIES LENDING COLLATERAL** (cost $83,951,712)                                                                 83,951,712

TOTAL MARKET VALUE OF SECURITIES - 115.11%  (cost $536,477,366)                                                       635,463,137<>
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL** - (15.21%)                                                        (83,951,712)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.10%                                                         530,506
                                                                                                                            -------
NET ASSETS APPLICABLE TO 25,512,972 SHARES OUTSTANDING - 100.00%                                                       $552,041,931
                                                                                                                       ============

*Fully or partially on loan.
**See Note 3 in "Notes."
+Non-income producing security for the period ended June 30, 2005.
<>Includes $81,900,309 of securities loaned.

ADR - American Depositary Receipts

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV - Delaware Growth Opportunities Fund (the "Fund").

SECURITY VALUATION- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITS) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2.  INVESTMENTS
At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes were as follows:

Cost of investments                                $456,785,758
                                                   ------------
Aggregate unrealized appreciation                   102,391,178
Aggregate unrealized depreciation                    (7,665,511)
                                                   ------------
Net unrealized appreciation                        $ 94,725,667
                                                   ------------

For federal income tax purposes, at September 31, 2004, capital loss carryforwards of $22,998,194 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

3. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At June 30, 2005, the market value of securities on loan was $81,900,309, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. CREDIT AND MARKET RISKS
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended June 30, 2005. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE LARGE CAP GROWTH FUND
(FORMERLY KNOWN AS DELAWARE DIVERSIFIED GROWTH FUND)
----------------------------------------------------

June 30, 2005
                                                                                                     NUMBER OF          MARKET
                                                                                                     SHARES             VALUE
COMMON STOCK- 97.99%
Basic Materials - 2.05%
Dow Chemical                                                                                              23,200         $1,033,096
duPont (E.I.) deNemours                                                                                    6,500            279,565
Ecolab                                                                                                    12,700            410,972
                                                                                                                         ----------
                                                                                                                          1,723,633
                                                                                                                         ----------
Business Services - 1.28%
+Dun & Bradstreet                                                                                          6,300            388,395
MSC Industrial Direct Class A                                                                             10,100            340,875
Waste Management                                                                                          12,300            348,582
                                                                                                                         ----------
                                                                                                                          1,077,852
                                                                                                                         ----------
Capital Goods - 11.17%
3M                                                                                                         5,400            390,420
American Standard                                                                                          6,000            251,520
Black & Decker                                                                                             4,300            386,355
Boeing                                                                                                    12,900            851,400
Briggs & Stratton                                                                                          8,000            276,960
Caterpillar                                                                                                7,200            686,232
Cummins                                                                                                    4,700            350,667
Emerson Electric                                                                                           3,900            244,257
General Electric                                                                                         107,800          3,735,270
Harsco                                                                                                     4,700            256,385
Hughes Supply                                                                                              9,600            269,760
Lockheed Martin                                                                                            6,500            421,655
Northrop Grumman                                                                                           4,500            248,625
Rockwell Automation                                                                                        9,600            467,616
United Technologies                                                                                       11,200            575,120
                                                                                                                         ----------
                                                                                                                          9,412,242
                                                                                                                         ----------
Consumer Discretionary - 8.71%
Abercrombie & Fitch Class A                                                                                6,400            439,680
Best Buy                                                                                                  10,000            685,500
+Coach                                                                                                    24,600            825,822
Gap                                                                                                       22,900            452,275
Home Depot                                                                                                38,800          1,509,320
Lowe's                                                                                                     5,300            308,566
NIKE                                                                                                       7,700            666,820
Staples                                                                                                   21,100            449,852
Target                                                                                                     5,500            299,255
Wal-Mart Stores                                                                                           35,200          1,696,640
                                                                                                                         ----------
                                                                                                                          7,333,730
                                                                                                                         ----------
Consumer Services - 2.20%
Cendant                                                                                                   22,300            498,851
Marriott International Class A                                                                             5,700            388,854
McDonald's                                                                                                11,900            330,225
Yum Brands                                                                                                12,200            635,376
                                                                                                                         ----------
                                                                                                                          1,853,306
                                                                                                                         ----------
Consumer Staples - 9.44%
Altria Group                                                                                              12,700            821,182
Anheuser-Busch                                                                                             6,900            315,675
Clorox                                                                                                     5,500            306,460
Coca-Cola                                                                                                  7,800            325,650
CVS                                                                                                       18,200            529,074
Fortune Brands                                                                                             8,900            790,320
Gillette                                                                                                  15,600            789,828
Kellogg                                                                                                    5,900            262,196
Kimberly-Clark                                                                                             7,500            469,425
PepsiCo                                                                                                   32,500          1,752,725
Procter & Gamble                                                                                          30,100          1,587,775
                                                                                                                         ----------
                                                                                                                          7,950,310
                                                                                                                         ----------

Credit Cyclicals - 1.15%
D.R. Horton                                                                                               10,100            379,861
KB HOME                                                                                                    7,700            586,971
                                                                                                                         ----------
                                                                                                                            966,832
                                                                                                                         ----------
Energy - 2.74%
ENSCO International                                                                                       10,200            364,650
EOG Resources                                                                                              7,400            420,320
Murphy Oil                                                                                                 7,800            407,394
+Nabors Industries                                                                                         6,300            381,906
+National-Oilwell                                                                                          7,700            366,058
+Newfield Exploration                                                                                      9,300            370,977
                                                                                                                         ----------
                                                                                                                          2,311,305
                                                                                                                         ----------
Finance - 9.44%
American Express                                                                                           9,400            500,362
American International Group                                                                               9,400            546,140
Capital One Financial                                                                                      6,400            512,064
Citigroup                                                                                                 10,700            494,661
Countrywide Financial                                                                                     10,400            401,544
MBNA                                                                                                      15,800            413,328
Mellon Financial                                                                                          20,900            599,621
Merrill Lynch                                                                                              5,700            313,557
Morgan Stanley                                                                                            11,600            608,652
North Fork Bancorporation                                                                                 10,700            300,563
Prudential Financial                                                                                       6,400            420,224
SLM                                                                                                        8,100            411,480
UnitedHealth Group                                                                                        25,300          1,319,142
U.S. Bancorp                                                                                               9,900            289,080
+WellPoint                                                                                                11,800            821,752
                                                                                                                         ----------
                                                                                                                          7,952,170
                                                                                                                         ----------
Health Care - 17.65%
Abbott Laboratories                                                                                       20,700          1,014,507
+Amgen                                                                                                    25,600          1,547,776
Beckman Coulter                                                                                            4,200            266,994
Becton, Dickinson                                                                                         10,200            535,194
Biomet                                                                                                    10,000            346,400
+Boston Scientific                                                                                         9,600            259,200
Cooper                                                                                                     4,000            243,440
+Express Scripts Class A                                                                                  11,400            569,772
+Genentech                                                                                                 9,700            778,716
+Gilead Sciences                                                                                          16,300            717,037
Guidant                                                                                                    9,500            639,350
+IDEXX Laboratories                                                                                        4,500            280,485
+INAMED                                                                                                    4,000            267,880
Johnson & Johnson                                                                                         45,800          2,977,000
Lilly (Eli)                                                                                               14,500            807,795
Medtronic                                                                                                 18,300            947,757
Merck                                                                                                     18,800            579,040
Quest Diagnostics                                                                                          9,900            527,373
+Varian Medical Systems                                                                                    8,200            306,106
Wyeth                                                                                                     19,500            867,750
+Zimmer Holdings                                                                                           5,100            388,467
                                                                                                                         ----------
                                                                                                                         14,868,039
                                                                                                                         ----------
Media - 3.41%
Clear Channel Communications                                                                               8,700            269,091
+Comcast Class A                                                                                          21,900            672,330
Disney (Walt)                                                                                             20,100            506,118
Knight-Ridder                                                                                              4,300            263,762
+Time Warner                                                                                              36,300            606,573
Viacom Class B                                                                                            17,400            557,148
                                                                                                                         ----------
                                                                                                                          2,875,022
                                                                                                                         ----------
Technology - 22.76%
Adobe Systems                                                                                             28,800            824,256
Analog Devices                                                                                            11,800            440,258
Applied Materials                                                                                         35,100            567,918
+Ask Jeeves                                                                                                7,600            229,444
Automatic Data Processing                                                                                  6,300            264,411
Certegy                                                                                                    8,500            324,870
+Dell                                                                                                     45,600          1,801,656
+DST Systems                                                                                               6,500            304,200
+eBay                                                                                                     31,300          1,033,213

+Electronic Arts                                                                                          10,100            571,761
+EMC                                                                                                      58,800            806,148
First Data                                                                                                16,200            650,268
Intel                                                                                                    103,900          2,707,634
International Business Machines                                                                           16,000          1,187,200
+Lexmark International Class A                                                                             9,200            596,436
Linear Technology                                                                                         10,500            385,245
Microsoft                                                                                                117,500          2,918,700
National Semiconductor                                                                                    21,000            462,630
+NAVTEQ                                                                                                   11,600            431,288
+Oracle                                                                                                   45,700            603,240
+Sanmina-SCI                                                                                              53,500            292,645
+Silicon Laboratories                                                                                      9,900            259,479
+Symantec                                                                                                 13,500            293,490
Texas Instruments                                                                                         33,000            926,310
+Yahoo                                                                                                     8,200            284,130
                                                                                                                         19,166,830
                                                                                                                         ----------
Technology/Communications - 5.25%
+Cisco Systems                                                                                            86,000          1,643,460
+Juniper Networks                                                                                         14,500            365,110
Motorola                                                                                                  25,800            471,108
+NEXTEL Communications Class A                                                                            16,400            529,884
Nokia ADR                                                                                                 18,400            306,176
QUALCOMM                                                                                                  33,600          1,109,136
                                                                                                                         ----------
                                                                                                                          4,424,874
                                                                                                                         ----------
Transportation - 0.74%
FedEx                                                                                                      4,300            348,343
United Parcel Service Class B                                                                              4,000            276,640
                                                                                                                            624,983
                                                                                                                         ----------
TOTAL COMMON STOCK (COST $76,873,747)                                                                                    82,541,128
                                                                                                                         ==========

                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
REPURCHASE AGREEMENTS - 1.77%
With BNP Paribas 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $934,770,
collateralized by $89,100 U.S. Treasury
Bills due 7/7/05, market value $89,030,
$173,200 U.S. Treasury Bills due 8/18/05,
market value $172,475, $92,100 U.S. Treasury
Bills due 9/15/05, market value $91,539,
$390,200 U.S. Treasury Bills due 12/29/05,
market value $383,905, $57,200 U.S. Treasury
Notes 1.875% due 1/31/06, market value $57,191,
$26,000 U.S. Treasury Notes 2.00% due
5/15/06, market value $25,749, $91,400
U.S. Treasury Notes 3.375% due 2/15/08, market
value $91,823 and $41,600 U.S. Treasury
Notes 3.50% due 11/15/06, market value $41,766)                                                         $934,700            934,700

With UBS Warburg 2.70% 7/1/05
(dated 6/30/05, to be repurchased at $559,342,
collateralized by $195,100 U.S. Treasury Bills due
10/13/05, market value $193,357, $51,700
U.S. Treasury Bills due 12/22/05, market value
$50,872 and $325,200 U.S. Treasury Notes
2.00% due 8/31/05, market value $326,716)                                                                559,300            559,300
                                                                                                                         ----------
TOTAL REPURCHASE AGREEMENTS (COST $1,494,000)                                                                             1,494,000
                                                                                                                         ==========
TOTAL MARKET VALUE OF SECURITIES - 99.76%
   (cost $78,367,747)                                                                                                    84,035,128
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.24%                                                         200,375
                                                                                                                         ==========
NET ASSETS APPLICABLE TO 13,043,869 SHARES OUTSTANDING - 100.00%                                                        $84,235,503
                                                                                                                        ===========

+Non-income producing security for the period ending June 30, 2005.

ADR - American Depositary Receipts
--------------------------------------------------------------------------------

Notes
-----

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Equity Funds IV - Delaware Large Cap Growth Fund (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

REPURCHASE AGREEMENTS - The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays such dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At June 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:


Cost of investments                   $78,367,747
Aggregate unrealized appreciation       8,617,792
Aggregate unrealized depreciation      (2,950,411)
                                      -----------
Net unrealized appreciation           $ 5,667,381
                                      -----------

For federal income tax purposes, at September 30, 2004, capital loss carryforwards of $3,743,625 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $681,211 expires in 2010 and $3,062,414 expires in 2011.

3. CREDIT AND MARKET RISK
The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At June 30, 2005, there were no Rule 144A securities. None of the securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to the investment advisor the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATION
-------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Equity Funds IV;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



JUDE T. DRISCOLL
----------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  August 29, 2005

CERTIFICATION
-------------

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group Equity Funds IV;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  August 29, 2005

SIGNATURES
----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP EQUITY FUNDS IV


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  August 29, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chief Executive Officer
Date:  August 29, 2005


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  August 29, 2005